Guarantee Deposit (Tables)	12 Months Ended
Dec. 31, 2022
Redeemable Convertible Preferred Shares [Abstract]
Schedule of guarantee deposit
	December 31, 2022	December 31, 2021
Guarantee deposits	8,409,210	9,101,466
	$8,409,210	$9,101,466